Boston Trust Walden Funds

One Beacon Street

Boston, MA 02108

Boston Trust Midcap Fund (BTMFX)

Boston Trust SMID Cap Fund (BTSMX)

Boston Trust Walden Small Cap Fund (BOSOX)

Walden Midcap Fund (WAMFX)

Walden SMID Cap Fund (WASMX)

Walden Small Cap Fund (WASOX)

(the “Funds”)

Supplement dated February 4, 2020 to the Prospectus and Summary Prospectus

dated February 4, 2020

Effective February 4, 2020, the Portfolio Management teams for the Funds have added new Portfolio Managers and removed Belinda Cavazos; in all Funds, there has been no change to the Lead Portfolio Manager.

The Portfolio Managers for the Boston Trust Midcap Fund and Walden Midcap Fund are the following:

Lead Portfolio Manager:	Stephen Amyouny, CFA, Since 2011
Portfolio Managers:	Richard Q. Williams, CFA, Since 2017
Mark Zagata, CFA, Since 2020

The Portfolio Managers for the Boston Trust SMID Cap Fund, the Boston Trust Walden Small Cap Fund, the Walden SMID Cap Fund and the Walden Small Cap Fund are the following:

Lead Portfolio Manager:	Kenneth Scott, CFA, Since 2008
Portfolio Managers:	Richard Q. Williams, CFA, Since 2017
Leanne Moore, CFA, Since 2020

The listing of “Portfolio Managers” in the Prospectus now includes the following:

Boston Trust SMID Cap Fund, Boston Trust Walden Small Cap Fund, Walden SMID Cap Fund and Walden Small Cap Fund: Leanne Moore, CFA

Ms. Moore is a Portfolio Manager at the Adviser. She joined the Adviser’s parent company, Boston Trust Walden Company, in 2019. She earned a B.S. from Northeastern University and an M.S. from Bentley University. She holds the Chartered Financial Analyst® designation, and is a member of the CFA Society Boston and the CFA Institute.

Boston Trust Midcap Fund and Walden Midcap Fund: Mark Zagata, CFA

Mr. Zagata is a Portfolio Manager at the Adviser. He joined the Adviser’s parent company, Boston Trust Walden Company, in 2008. He earned a B.A. from Union College and an MBA from Boston College. He holds the Chartered Financial Analyst® designation and Fundamentals of Sustainability Accounting (FSA) credential, and is a member of the CFA Society Boston and the CFA Institute.

Please retain this supplement with your Prospectus for future reference.

This Supplement, and the Prospectus, Summary Prospectus and SAI, each dated February 4, 2020, provide relevant information for all shareholders and should be retained for future reference.  The Prospectuses and SAI have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-800-282-8782, extension 7050.